UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1806

Waddell & Reed Advisors Vanguard Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Vanguard Fund
September 30, 2008
(In Thousands)

COMMON STOCKS	Shares	Value
Aerospace & Defense - 6.42%
General Dynamics Corporation	439	$32,348
Lockheed Martin Corporation	63	6,909
Raytheon Company	587	31,389
United Technologies Corporation	313	18,769
		89,415
Asset Management & Custody Banks - 0.13%
T. Rowe Price Group, Inc.	32	1,822

Biotechnology - 7.83%
Genentech, Inc. (A)	463	41,041
Gilead Sciences, Inc. (A)	1,490	68,007
		109,048
Casinos & Gaming - 0.61%
Las Vegas Sands, Inc. (A)	124	4,469
Wynn Resorts, Limited	50	4,049
		8,518
Communications Equipment - 7.65%
Cisco Systems, Inc. (A)	973	21,943
QUALCOMM Incorporated	1,513	65,036
Research In Motion Limited (A)	286	19,542
		106,521
Computer Hardware - 7.93%
Apple Inc. (A)	473	53,819
Hewlett-Packard Company	1,225	56,644
		110,463
Construction & Farm Machinery & Heavy Trucks - 2.20%
Deere & Company	618	30,601

Data Processing & Outsourced Services - 1.13%
MasterCard Incorporated, Class A	89	15,800

Department Stores - 0.85%
Kohl's Corporation (A)	256	11,787

Diversified Banks - 2.88%
Wells Fargo & Company	1,070	40,161

Electrical Components & Equipment - 3.01%
Emerson Electric Co.	1,030	42,014

Fertilizers & Agricultural Chemicals - 4.29%
Monsanto Company	604	59,814

Health Care Equipment - 2.88%
Baxter International Inc.	612	40,159

Health Care Supplies - 3.44%
Alcon, Inc.	297	47,888

Home Entertainment Software - 1.14%
Activision Blizzard, Inc. (A)	1,031	15,871

Household Products - 5.56%
Colgate-Palmolive Company	1,029	77,505

Hypermarkets & Super Centers - 3.71%
Wal-Mart Stores, Inc.	862	51,619

Industrial Gases - 1.45%
Praxair, Inc.	281	20,144

Internet Software & Services - 1.65%
Google Inc., Class A (A)	58	23,030

Investment Banking & Brokerage - 1.85%
Goldman Sachs Group, Inc. (The)	201	25,733

Life & Health Insurance - 1.58%
Aflac Incorporated	374	21,990

Life Sciences Tools & Services - 1.63%
Thermo Fisher Scientific Inc. (A)	412	22,638

Oil & Gas Equipment & Services - 9.18%
Schlumberger Limited	633	49,446
Smith International, Inc.	1,035	60,690
Weatherford International Ltd. (A)	704	17,709
		127,845
Other Diversified Financial Services - 1.09%
J.P. Morgan Chase & Co.	323	15,099

Pharmaceuticals - 5.55%
Abbott Laboratories	1,342	77,295

Restaurants - 5.32%
McDonald's Corporation	801	49,428
YUM! Brands, Inc.	757	24,695
		74,123
Semiconductors - 2.43%
Microchip Technology Incorporated	1,148	33,784

Soft Drinks - 4.74%
Coca-Cola Company (The)	614	32,469
PepsiCo, Inc.	471	33,575
		66,044
Specialized Finance - 1.21%
CME Group Inc.	44	16,868

TOTAL COMMON STOCKS - 99.34%		$1,383,599
(Cost: $1,215,219)

SHORT-TERM SECURITIES	Principal
Commercial Paper
Automatic Data Processing Inc.,
2.000%, 10-1-08	$2,163	2,163
Nestle Finance International Ltd.,
2.200%, 10-23-08	2,000	1,997
Sara Lee Corporation,
2.770%, 10-6-08	5,000	4,998

TOTAL SHORT-TERM SECURITIES - 0.66%		$9,158
(Cost: $9,158)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,392,757
(Cost: $1,224,377)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of September 30, 2008.

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$1,383,599	$ ---
Level 2 - Other Significant Observable Inputs	9,158	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$1,392,757	$ ---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts. Options are shown at market value above, but only appreciation/depreciation is shown in the Statement of Assets and Liabilities.

(A)No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Vanguard Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: November 26, 2008